10. Share-Based Compensation (Details - Non-Vested employee Option activity) - Employee Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Non-vested options outstanding, beginning balance	51,439	87,371	87,371
Options granted	0	0	8,336	58,334
Options forfeited			(556)
Options vested			(43,712)	(28,411)
Non-vested options outstanding, ending balance			51,439	87,371
Non-vested weighted-average grant date fair value per share, beginning balance	$ 31.92	$ 34.32	$ 34.32
Weighted-average grant date fair value per share, options granted			31.51	$ 32.40
Weighted-average grant date fair value per share, options forfeited			34.92
Weighted-average grant date fair value per share, options vested			36.60
Non-vested weighted-average grant date fair value per share, ending balance			$ 31.92	$ 34.32